Income Taxes - Summary of provisions for income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expense	¥ 23,218	$ 3,336	¥ 19,819	¥ 20,936
Deferred income tax	(2,977)	(428)	286	(6,153)
Income tax expense	¥ 20,241	$ 2,908	¥ 20,105	¥ 14,783